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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [X]; Amendment Number: __3________

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 8/14/2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/14/2009.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PATRICIA A. STASNY
Title: GLOBAL CONTROLLER
Phone: (312) 395-4336

Signature, Place, and Date of Signing:


       /s/ Patricia A. Stasny          CHICAGO, ILLINOIS    08/14/2009
------------------------------------   -----------------    ----------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $1,602,401
                                        (thousands)

List of Other Included Managers:

NONE

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                                    FORM 13 F
              Name of Reporting Manager Citadel Limited Partnership

                                                                                                                  (SEC USE ONLY)
                                                                                                              ----------------------
           Item 1:             Item 2:    Item 3:     Item 4:       Item 5:                Item 6:    Item 7:          Item 8:
                              Title of                              Shrs or  Sh/ Put/    Investment   Other       Voting Authority
        Name of Issuer         Class       CUSIP       Value        Prn Amt  Prn Call    Discretion  Managers     Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
                                                       (In thousands)
ANHEUSER BUSCH COS INC        Cmn      035229 10 3        314,477  5,062,405 Sh       Shared-defined   --      5,062,405
BCE INC CMN STK               Cmn      05534B 76 0          1,069     30,700 Sh       Shared-defined   --         30,700
CLEAR CHANNEL COMMUNICATIONS
   CMN STK                    Cmn      184502 10 2        669,729 19,026,398 Sh       Shared-defined   --     19,026,398
CORN PRODUCTS INTL INC CMN
   STOCK                      Cmn      219023 10 8         34,721    707,002 Sh       Shared-defined   --        707,002
DIEBOLD INC CMN STK           Cmn      253651 10 3         86,188  2,422,380 Sh       Shared-defined   --      2,422,380
ELECTRONIC DATA SYSTEMS CMN
   STOCK (WAS GME)            Cmn      285661 10 4        344,938 13,999,100 Sh       Shared-defined   --     13,999,100
HILB ROGAL & HOBBS CO CMN STK Cmn      431294 10 7         44,618  1,026,640 Sh       Shared-defined   --      1,026,640
HUNTSMAN COS/THE COMMON STOCK Cmn      447011 10 7         96,241  8,442,197 Sh       Shared-defined   --      8,442,197
MENTOR GRAPHICS CORP CMN STK  Cmn      587200 10 6         10,420    659,518 Sh       Shared-defined   --        659,518

       COLUMN TOTALS                                    1,602,401
     LONG MARKET VALUE                                  1,602,401